Note 20 - Segmented Information (Tables)	12 Months Ended
Jan. 31, 2018
Notes Tables
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	January 31, 2018	January 31, 2017	January 31, 2016
Revenues
United States	133,263	106,672	96,300
Europe, Middle-East and Africa	77,576	75,165	68,451
Canada	15,667	13,266	12,572
Asia Pacific	10,933	8,676	7,670
	237,439	203,779	184,993

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	January 31, 2018	January 31, 2017	January 31, 2016
Revenues
Services	229,294	196,867	176,288
Licenses	8,145	6,912	8,705
	237,439	203,779	184,993

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	January 31, 2018	January 31, 2017
Total long-lived assets
United States	108,077	71,805
Europe, Middle-East and Africa	37,857	40,872
Canada	44,865	43,215
	190,799	155,892